Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

September 24, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219, 333-170695; 811-05721
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434, 333-170529, 333-170897, 333-172328; 811-08517
Lincoln Life & Annuity Variable Annuity Account H: 333-141754, 333-141756, 333-141758, 333-141761, 333-141763, 333-141766, 333-171097, 333-176216; 811-08441
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760, 333-141762, 333-145531, 333-149449, 333-171096, 333-175691, 333-176213; 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the most recent post-effective amendment filed electronically on September 21, 2012.

Sincerely,
Scott C. Durocher
Counsel